Unsecured Promissory Note To Related Parties (Details) - $ / shares		12 Months Ended
	Oct. 02, 2024	Mar. 31, 2024		Dec. 31, 2024		Mar. 31, 2023	[1],[2]
Unsecured Promissory Note to Related Parties [Line Items]
Conversion price				$ 6,000
Conversion price		$ 6,000
Reverse stock split				$ 3
Ordinary shares		32,160	[1],[2],[3]	338,912	[3]	804
Shares of stock split		9,192,377
Reverse stock split shares	675,946
Unsecured Promissory Note [Member]
Unsecured Promissory Note to Related Parties [Line Items]
Conversion price		$ 300		$ 300
Shares of stock split	6,759
Common Stock [Member]
Unsecured Promissory Note to Related Parties [Line Items]
Ordinary shares	338

[1]	As at March 31, 2023, the amount of Common stock presented as zero represents decimal value less than $1.
[2]	Prior period numbers have been adjusted to reflect the First Reverse Stock Split and the Second Reverse Stock Split of the Common Stock at a ratio of 1-for-100 and 1- for-20 respectively. (Refer Note 4)
[3]	Prior period numbers have been adjusted to reflect the First Reverse Stock Split and the Second Reverse Stock Split of the Common Stock at a ratio of 1-for-100 and 1-for-20 respectively. (Refer Note 3)